Income Taxes - Additional Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Effective income tax rate	45.00%	29.90%	34.80%	37.90%	57.80%
Reserve for uncertain income tax positions	$ 0		$ 0
Income taxes paid	$ 1,498,000	$ 393,000	632,000	$ 1,665,000	$ 441,000
Valuation allowances			10,033,000	10,193,000
Net operating loss carryforwards			30,597,000	28,082,000
Unrecognized tax benefit			0	0	$ 5,600,000
Federal
Net operating loss carryforwards			$ 55,100,000	$ 47,800,000
Net operating loss Carryforwards,Expiration date			2034	2033
State
Net operating loss carryforwards			$ 233,000,000	$ 231,500,000